[LOGO OF VANTAGE INVESTMENT ADVISORS]




                                                                Lincoln National
                                                     Social Awareness Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 1999

Lincoln National Social Awareness Fund, Inc.


Index
         Commentary
         Statement of Net Assets
         Statement of Operations
         Statements of Changes in Net Assets
         Financial Highlights
         Notes to Financial Statements

Lincoln National
Social Awareness Fund, Inc.

Managed by:         [LOGO OF VANTAGE INVESTMENT ADVISORS]

The Fund had a return of 6.3% for the first six months of 1999 while its benchmark, the S&P 500 Index, returned 12.2% for the same period.

1999 has been difficult for the Social Awareness Fund. The first quarter was a continuation of a period in which diversification has not worked. The largest companies trading at high valuations significantly outperformed other, more attractively priced companies. It was a "narrow" market in which a few companies thrived and others lagged behind. Given that the Social Awareness Fund provides broad-based, diversified equity exposure in undervalued companies that meet the Fund's stated criteria for social responsibility, those investments did not fare as well.

The market broadened somewhat in the second quarter as value-oriented consumer cyclical and industrial companies rallied in response to increasing economic optimism. However, many of these companies violate the social criteria for the Fund. As a result, the Fund did not benefit from the sectors that were favored. While social screens should not significantly impact returns over the long-term, in any given quarter, the industry exposures created by the screens can have positive or negative effects.

The Fund has historically delivered superior returns based on the approach and disciplines it employs, and will continue to seek out financially attractive companies that help investors achieve investment goals in a manner consistent with their values.

Enrique Chang     Christopher Harvey


                            Social Awareness Fund  1

Lincoln National
Social Awareness Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 1999

Investments:

                                                 Number           Market
Common Stock:                                   of Shares         Value
----------------------------------------------------------------------------

Automobiles & Auto Parts: 0.1%
----------------------------------------------------------------------------
PACCAR                                             51,200      $  2,734,400
----------------------------------------------------------------------------

Banking, Finance & Insurance: 21.5%
----------------------------------------------------------------------------
Allstate                                          690,468        24,770,540
AmSouth Bancorporation                            750,287        17,397,280
Ambac Financial Group                             109,500         6,255,188
American Express                                   81,600        10,618,200
American International Group                      237,500        27,802,344
Bank One                                          173,843        10,354,524
BB&T                                              222,100         8,148,294
Chase Manhattan                                   349,500        30,275,438
Cigna                                              61,800         5,500,200
Citigroup                                         765,298        36,351,655
City National                                     329,500        12,335,656
Comerica                                          272,700        16,208,606
Conseco                                           388,200        11,815,838
Edwards (A.G.)                                    350,250        11,295,563
Federal National Mortgage                         276,500        18,905,688
FIRSTPLUS Financial Group*                        661,600           206,750
First Union                                       573,200        26,940,400
Marsh & McLennan                                  245,450        18,531,475
Mellon Bank                                       239,300         8,704,538
Merrill Lynch & Company                            53,200         4,252,675
Metris                                            147,714         6,019,346
Morgan (J.P.)                                      67,400         9,469,700
Morgan Stanley Dean Witter                        207,500        21,268,750
National City                                     243,060        15,920,430
Old Republic International                        336,825         5,831,283
Paine Webber Group                                428,750        20,044,063
Reliance Group Holdings                           649,200         4,828,425
SLM Holding                                       254,100        11,640,956
T. Rowe Price Associates                          240,000         9,202,500
Washington Mutual                                 202,440         7,161,315
----------------------------------------------------------------------------
                                                                418,057,620

Buildings & Materials: 1.7%
----------------------------------------------------------------------------
Centex                                            155,800         5,852,238
D.R. Horton                                       155,100         2,578,538
Kaufman & Broad Home                              370,700         9,221,163
Martin Marietta Materials                         143,800         8,484,200
Premark International                             154,200         5,782,500
----------------------------------------------------------------------------
                                                                 31,918,639

Cable, Media & Publishing: 7.0%
----------------------------------------------------------------------------
Centurytel                                        121,000         4,809,750
Dun and Bradstreet                                474,700        16,822,181
Ennis Business Forms                              176,800         1,513,850
Gannett                                           288,200        20,570,275
Knight-Ridder                                     222,900        12,245,569
McGraw-Hill                                       439,800        23,721,713
New York Times                                    446,150        16,423,897
Omnicom Group                                     258,700        20,696,000
R.H.Donnelley*                                     94,940         1,857,264
Time Warner                                       100,400         7,228,800
Valassis Communications*                          131,850         4,829,006
World Color Press*                                197,300         5,425,750
----------------------------------------------------------------------------
                                                                136,144,055

Chemicals: 0.3%
----------------------------------------------------------------------------
Avery Dennison                                     10,115           610,693
Nalco Chemical                                     99,300         5,151,188
----------------------------------------------------------------------------
                                                                  5,761,881

Computers & Technology: 19.4%
----------------------------------------------------------------------------
Adaptec*                                            9,400           331,644
Adobe Systems                                     149,100        12,249,497
American Power Conversion*                      1,079,000        21,681,156
Apple Computer*                                   550,800        25,543,350


                                                 Number          Market
Computers & Technology (Cont.)                  of Shares        Value
----------------------------------------------------------------------------
BMC Software*                                     439,500      $ 23,719,266
Comverse Technology*                              150,000        11,315,625
Cisco Systems*                                    704,200        45,354,881
Compaq Computer                                   276,600         6,551,963
Computer Associates International                 277,300        15,251,500
Compuware*                                        502,000        15,954,188
Dell Computer*                                    632,700        23,390,128
Deluxe                                            218,300         8,500,056
Electronics Arts*                                 180,400         9,764,150
EMC*                                              515,000        28,325,000
Keane*                                            202,400         4,579,300
Lexmark International Group*                      487,600        32,212,075
Microsoft*                                      1,029,400        92,774,661
----------------------------------------------------------------------------
                                                                377,498,440

Consumer Products: 3.3%
----------------------------------------------------------------------------
Avon Products                                     312,200        17,327,100
Brinker International *                           483,200        13,137,000
Clorox                                            135,200        14,441,050
Corning                                           193,800        13,590,225
Gillete                                            81,800         3,353,800
United Stationers*                                 77,600         1,709,625
----------------------------------------------------------------------------
                                                                 63,558,800

Electronics & Electrical Equipment: 1.2%
----------------------------------------------------------------------------
Altera                                            206,100         7,580,619
Waters*                                           308,200        16,373,125
----------------------------------------------------------------------------
                                                                 23,953,744

Energy: 2.0%
----------------------------------------------------------------------------
Enron                                             290,700        23,764,725
Helmerich & Payne                                  88,000         2,095,500
LG & E Energy                                      60,000         1,260,000
OGE Energy                                        446,100        10,594,875
Questar                                            70,000         1,356,250
----------------------------------------------------------------------------
                                                                 39,071,350

Food, Beverage & Tobacco: 3.9%
----------------------------------------------------------------------------
Agribrands International*                           7,260           287,224
Flowers Industries                                315,000         6,831,563
General Mills                                     139,600        11,220,350
International Multifoods                           74,000         1,669,625
Interstate Bakeries                               368,300         8,263,731
McCormick and Company                             316,400         9,986,375
Quaker Oats                                       321,600        21,346,200
Ralston-Purina Group                              217,800         6,629,288
Suiza Foods*                                      186,200         7,797,125
Universal Foods                                    69,000         1,457,625
----------------------------------------------------------------------------
                                                                 75,489,106

Healthcare & Pharmaceuticals: 8.9%
----------------------------------------------------------------------------
Amgen*                                            586,550        35,687,902
Bergen Brunswig Class A                           612,404        10,563,969
Beverly Enterprises*                              262,300         2,114,794
Boston Scientific*                                163,000         7,161,813
C.R. Bard                                         329,400        15,749,438
Cardinal Health                                   228,005        14,620,821
Health Management Associates *                    622,950         7,008,188
Lilly (Eli)                                       125,400         8,981,775
Lincare Holdings*                                 268,200         6,713,381
McKesson HBOC                                     519,408        16,685,982
Medtronic                                         378,182        29,450,924
Mylan Laboratories                                698,300        18,504,950
Pacificare Health Systems*                          3,000           215,906
----------------------------------------------------------------------------
                                                                173,459,843

Industrial Machinery: 0.8%
----------------------------------------------------------------------------
Ingersoll-Rand                                    224,000        14,476,000
----------------------------------------------------------------------------

Leisure, Lodging & Entertainment: 0.8%
----------------------------------------------------------------------------
McDonald's                                        236,600         9,774,538
Sabre Group Holdings*                              33,900         2,330,625
Walt Disney                                       131,000         4,036,438
----------------------------------------------------------------------------
                                                                 16,141,601

Metals & Mining: 0.1%
----------------------------------------------------------------------------
Cleveland Cliffs Iron                              77,900         2,522,013
----------------------------------------------------------------------------

                            Social Awareness Fund  2

                                                 Number          Market
                                                of Shares        Value
----------------------------------------------------------------------------
Miscellaneous: 0.4%
----------------------------------------------------------------------------
PAYCHEX                                           129,600      $  4,122,900
Twinlab*                                          332,700         2,853,942
----------------------------------------------------------------------------
                                                                  6,976,842

Packaging & Containers: 0.3%
----------------------------------------------------------------------------
Sealed Air*                                        99,000         6,422,625
----------------------------------------------------------------------------

Retail: 10.3%
----------------------------------------------------------------------------
Dollar Tree Stores*                               344,500        15,147,234
Federated Department Stores*                      347,800        18,411,663
Gap                                               570,375        28,732,641
Home Depot                                        318,000        20,491,125
Jostens                                            83,300         1,754,506
Ross Stores                                       386,675        19,442,502
Safeway*                                          337,624        16,712,388
Staples*                                          842,100        26,026,153
TJX                                               753,900        25,114,294
Wal-Mart Stores                                   593,400        28,631,550
----------------------------------------------------------------------------
                                                                200,464,056

Telecommunications: 11.9%
----------------------------------------------------------------------------
ALLTEL                                            288,700        20,642,050
Ameritech                                         196,700        14,457,450
A T & T                                           834,450        46,572,741
BellSouth                                         842,400        39,487,500
SBC Communications                                783,064        45,417,712
Tellabs*                                          444,900        30,072,452
U.S.West                                          569,500        33,458,125
----------------------------------------------------------------------------
                                                                230,108,030

Texttiles, Apparel & Furniture: 0.9%
----------------------------------------------------------------------------
Tommy Hilfiger*                                   231,200        16,978,750
----------------------------------------------------------------------------

Transportation & Shipping: 1.8%
----------------------------------------------------------------------------
AMR*                                              268,600        18,331,950
Tidewater                                         344,600        10,510,300
UAL*                                               96,200         6,253,000
----------------------------------------------------------------------------
                                                                 35,095,250

Total Common Stock: 96.6%
(Cost  $1,288,067,381)                                        1,876,833,045
----------------------------------------------------------------------------

                                                 Par
Money Market Instruments:                        Amount
----------------------------------------------------------------------------
American Honda Finance
  4.92%, 7/7/99                                $4,000,000         3,996,733
  5.02%, 7/19/99                               11,100,000        11,072,250
  5.00%, 7/27/99                                1,500,000         1,500,000
Corporate Asset Funding
  5.22%, 7/21/99                                2,600,000         2,592,489
Marsh USA
  5.15%, 7/8/99                                 3,700,000         3,700,000
  5.14%, 7/23/99                                8,000,000         8,000,000
Merrill Lynch
  4.92%, 7/12/99                                1,400,000         1,397,908
Metlife Funding
  4.88%, 7/12/99                                7,200,000         7,189,308
Salomon Smith Barney
  4.95%, 7/15/99                                4,000,000         3,992,331
  5.06%, 7/21/99                                2,900,000         2,891,880
Sony Capital
  5.75%, 7/1/99                                 5,000,000         5,000,000
Toyota Motor Credit
  5.00%, 7/27/99                                3,900,000         3,886,001
Wells Fargo
  5.14%, 8/16/99                                8,000,000         7,947,867
----------------------------------------------------------------------------

Total  Money Market Instruments: 3.2%
(Cost  $63,166,767)                                              63,166,767
----------------------------------------------------------------------------

Total Investments: 99.8%
(Cost  $1,351,234,148)                                        1,939,999,812
----------------------------------------------------------------------------
Other Assets and liabilities: 0.2%                                3,056,582
----------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $ 41.013 per share
based on 47,376,421 shares
issued and outstanding)                                      $1,943,056,394
----------------------------------------------------------------------------
Components of Net Assets at June 30, 1999:
----------------------------------------------------------------------------
Common Stock, $.01 par value
 100,000,000 authorized shares                                      473,764
Paid in capital in excess of par value
 of shares issued                                             1,284,035,045
Undistributed net investment income                               7,409,965
Accumulated net realized gain on
investments and futures contracts                                62,371,956
Net unrealized appreciation of
 investments                                                    588,765,664
----------------------------------------------------------------------------

Total Net Assets                                             $1,943,056,394
----------------------------------------------------------------------------


* Non-income producing security.


See accompanying notes to financial statements.


                            Social Awareness Fund  3

Lincoln National Social Awareness Fund, Inc.

Statement of Operations - Unaudited

Six months ended June 30, 1999


Investment income:
 Dividends                                                     $ 9,573,561
---------------------------------------------------------------------------
 Interest                                                        1,337,478
---------------------------------------------------------------------------
  Total investment income                                       10,911,039
---------------------------------------------------------------------------

Expenses:
 Management fees                                                 3,072,309
---------------------------------------------------------------------------
 Accounting fees                                                   308,000
---------------------------------------------------------------------------
 Printing and postage                                               67,500
---------------------------------------------------------------------------
 Custodial fees                                                     23,785
---------------------------------------------------------------------------
 Directors fees                                                      2,100
---------------------------------------------------------------------------
 Other                                                              36,177
---------------------------------------------------------------------------
                                                                 3,509,871
---------------------------------------------------------------------------
Less expenses paid indirectly                                       (8,797)
---------------------------------------------------------------------------
  Total expenses                                                 3,501,074
---------------------------------------------------------------------------
Net investment income                                            7,409,965
---------------------------------------------------------------------------

Net realized and unrealized gain on investments and futures contracts:
---------------------------------------------------------------------------
 Net realized gain on investment transactions and
   futures contracts                                            63,147,739
---------------------------------------------------------------------------
 Net change in unrealized appreciation
   of investments and futures contracts                         45,423,780
---------------------------------------------------------------------------
Net realized and unrealized gain on investments and
 futures contracts                                             108,571,519
---------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                     $115,981,484
---------------------------------------------------------------------------


Statements of Changes in Net Assets

                                                            Six months
                                                            ended
                                                            6/30/99          Year ended
                                                            (Unaudited)      12/31/98
                                                            -------------------------------
Changes from operations:
 Net investment income                                      $    7,409,965   $   17,415,758
-------------------------------------------------------------------------------------------
 Net realized gain on investments and futures contracts         63,147,739       75,145,967
-------------------------------------------------------------------------------------------
 Net change in unrealized appreciation of investments
  and futures contracts                                         45,423,780      185,333,835
-------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                      115,981,484      277,895,560
-------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                          (2,707,070)     (27,514,961)
-------------------------------------------------------------------------------------------
 Net realized gain on investments                              (75,921,751)     (54,631,990)
-------------------------------------------------------------------------------------------
  Total distributions to shareholders                          (78,628,821)     (82,146,951)
-------------------------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions                       37,472,800      416,987,975
-------------------------------------------------------------------------------------------

 Total increase in net assets                                   74,825,463      612,736,584
-------------------------------------------------------------------------------------------

Net Assets, beginning of period                              1,868,230,931    1,255,494,347
-------------------------------------------------------------------------------------------
Net Assets, end of period                                   $1,943,056,394   $1,868,230,931
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            Social Awareness Fund  4

Lincoln National Social Awareness Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout each period)

                                            Six months
                                            ended
                                            6/30/99        Year ended December 31,
                                            (Unaudited)    1998         1997         1996       1995       1994
                                            ------------------------------------------------------------------------
Net asset value, beginning of period        $   40.283     $   35.657   $   27.316   $ 22.590   $ 16.642   $ 17.915

Income from investment operations:
   Net investment income                         0.143          0.367        0.364      0.389      0.432      0.377
   Net realized and unrealized gain (loss)
      on investments and futures contracts       2.309          6.414        9.447      5.748      6.491     (0.461)
                                            ------------------------------------------------------------------------
   Total from investment operations              2.452          6.781        9.811      6.137      6.923     (0.084)
                                            ------------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income         (0.059)        (0.672)           -     (0.389)    (0.432)    (0.377)
   Distributions from net realized gain on
       investment transactions                  (1.663)        (1.483)      (1.470)    (1.022)    (0.543)    (0.812)
                                            ------------------------------------------------------------------------
   Total dividends and distributions            (1.722)        (2.155)      (1.470)    (1.411)    (0.975)    (1.189)
                                            ------------------------------------------------------------------------
Net asset value, end of period              $   41.013     $   40.283   $   35.657   $ 27.316   $ 22.590   $ 16.642
                                            ------------------------------------------------------------------------

Total Return(1)                                   6.28%         19.89%       37.53%     28.94%     42.83%      0.19%

Ratios and supplemental data:
   Ratio of expenses to average net assets        0.38%(2)       0.38%        0.41%      0.46%      0.50%      0.53%
   Ratio of net investment income
       to average net assets                      0.79%(2)       1.10%        1.37%      1.58%      2.21%      2.22%
   Portfolio Turnover                            14.07%         37.55%       34.84%     45.90%     54.02%     64.97%
   Net assets, end of period (000 omitted)  $1,943,056     $1,868,231   $1,255,494   $636,595   $297,983   $163,514

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Annualized

See accompanying notes to financial statements.

                            Social Awareness Fund  5

Lincoln National Social Awareness Fund, Inc.

Notes to Financial Statements - Unaudited

June 30, 1999

The Fund: Lincoln National Social Awareness Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund buys stocks of established companies, which adhere to certain specific social criteria.

1. Significant Accounting Policies

Investment Valuation: Portfolio securities which are traded on an exchange are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 1999, the custodial fees offset arrangements amounted to $8,797.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor, Vantage Investment Advisors, an affiliate of the Advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 1999.

                            Social Awareness Fund  6

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 1999 are as follows:

         Aggregate         Aggregate        Gross             Gross             Net
         Cost of           Proceeds         Unrealized        Unrealized        Unrealized
         Purchases         From Sales       Appreciation      Depreciation      Appreciation
         -----------------------------------------------------------------------------------
         $257,383,852      $287,306,123     $672,496,029      $(83,730,365)     $588,765,664

4. Summary of Changes From Capital Share Transactions

                                                       Shares Issued Upon                                  Net Increase
                             Capital                   Reinvestment of         Capital Shares              Resulting From Capital
                             Shares Sold               Dividends               Redeemed                    Share Transactions
                             ------------------------------------------------------------------------------------------------------
                             Shares      Amount        Shares     Amount       Shares       Amount         Shares      Amount
                             ------------------------------------------------------------------------------------------------------
Six months ended
  June 30, 1999 (unaudited):  1,408,082  $ 57,207,690  1,998,562  $78,628,821  (2,407,302)  $(98,363,711)     999,342  $ 37,472,800
Year ended
  December 31, 1998:         10,472,068   390,645,188  2,315,866   82,146,951  (1,621,323)   (55,804,164)  11,166,611   416,987,975

5. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

                            Social Awareness Fund  7